IFRS standards update	12 Months Ended
Dec. 31, 2020
IFRS Standards Update [Abstract]
IFRS standards update
6. IFRS standards update

6.1.	IFRS effective after January 1, 2020
The IASB issued an amendment to IFRS 16 “Leases –
COVID-19-
Related Rent Concessions” effective for fiscal years beginning on or after June 1, 2020. The amendment allows a lessee to recognize
COVID-19-related
changes in lease agreements as variable lease payments, rather than considering them as lease amendments pursuant to IFRS 16. The Group has not applied such amendment to lease agreements to which it is a party as lessee.

6.2.	IFRS effective after January 1, 2021
The following new or amendments to the current IFRS are effective as from the fiscal year beginning on January 1, 2021. Early adoption is permitted. These amendments were not early adopted by the Group in these consolidated financial statements.

New standard or amendment	Effective as from
Interest Rate Benchmark Reform. Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)	January 1, 2021
Loss-making Contracts. Cost of Fulfilling a Contract (Amendment to IAS 37)	January 1, 2022
Annual Improvements to IFRS 2018-2020	January 1, 2022
Property, Plant and Equipment — Proceeds before Intended Use (Amendment to IAS 16)	January 1, 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)	January 1, 2022
IFRS 17 Insurance Contracts and Amendments to IFRS 17	January 1, 2023
Classification of Liabilities as Current or Non-current (Amendment to IAS 1)	January 1, 2023
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined
The Group estimates that none of these new standards or amendments would have a significant impact on its consolidated financial statements